Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
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Supplemental Cash Flow Information
21.	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2025	2024	2025	2024

Change in non-cash working capital

Accounts receivable	$(7,316)	$(4,039)	$(8,722)	$406

Accounts payable and accrued liabilities	999	1,399	(5,600)	(1,262)

Other	(392)	(1,024)	(128)	(652)

Total change in non-cash working capital	$(6,709)	$(3,664)	$(14,450)	$(1,508)

Cash and Cash Equivalents

(in thousands)	June 30 2025	December 31 2024
Cash and cash equivalents comprised of:

Cash	$854,699	$768,682

Cash equivalents	151,186	49,484

Total cash and cash equivalents	$1,005,885	$818,166
Cash equivalents include short-term deposits, treasury bills, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.